Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income	Total Revenue
					Total S/H Return	Peer Group Total S/H Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$10,861,724	$9,824,324	$3,448,797	$2,734,684	$246	$186	$148,403,000	$1,638,071,000
2024	$2,487,200	$1,487,200	$3,309,390	$3,025,000	$238	$187	$71,247,000	$1,432,496,000
2023	$4,764,786	$4,678,473	$2,289,333	$2,241,325	$164	$180	$30,272,000	$1,248,825,000
(1)
Amounts represent total compensation paid subject to adjustments for each fiscal year to the amounts listed under the “Stock Awards” section of the “Summary Compensation Table” to include (x) the fair value of share-based awards granted in the covered and prior fiscal years that are outstanding and unvested at the end of the covered fiscal year; (y) the full value of awards granted in prior fiscal years that vest in the covered fiscal year; and (z) the full value of awards that are forfeited in the covered fiscal year.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
Our executive officers consist of Mr. A.G. Lowenthal, our Chairman, and Mr. R.S. Lowenthal, our Chief Executive Officer, each of whose background is described above, and Mr. Watkins, our Chief Financial Officer and principal financial and accounting officer, whose background is described below.

PEO Total Compensation Amount	$ 10,861,724	$ 2,487,200	$ 4,764,786
PEO Actually Paid Compensation Amount	9,824,324	1,487,200	4,678,473
Non-PEO NEO Average Total Compensation Amount	3,448,797	3,309,390	2,289,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,734,684	3,025,000	2,241,325
Equity Valuation Assumption Difference, Footnote
(1)
Amounts represent total compensation paid subject to adjustments for each fiscal year to the amounts listed under the “Stock Awards” section of the “Summary Compensation Table” to include (x) the fair value of share-based awards granted in the covered and prior fiscal years that are outstanding and unvested at the end of the covered fiscal year; (y) the full value of awards granted in prior fiscal years that vest in the covered fiscal year; and (z) the full value of awards that are forfeited in the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The Compensation Committee, in consultation with the Chief Executive Officer, developed various performance criteria related to incentive compensation for the Named Executive Officers, as further discussed in the “Determination of 2025 Compensation” section. When applying this criteria, it utilized the following financial performance measures as the most important measures to link performance of the Company to the compensation actually paid to the Named Executive Officers, including the compensation paid to the Chief Executive Officer, for fiscal year 2025:
•
Total shareholder return;

Net income; and

Total revenue

Total Shareholder Return Amount	$ 246	238	164
Peer Group Total Shareholder Return Amount	186	187	180
Net Income (Loss)	$ 148,403,000	$ 71,247,000	$ 30,272,000
Company Selected Measure Amount	1,638,071,000	1,432,496,000	1,248,825,000
PEO Name	Mr. R.S. Lowenthal
Measure:: 1
Pay vs Performance Disclosure
Name	Total shareholder return
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Total revenue